Write-Off of Receivables (Details) - SUNAT [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 SGD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SGD ($)
Write-Off Receivables [Line Items]
Payment of penalties and interest written off	$ 172,994	$ 445,862
Payment of penalties and interest			$ 172,994	$ 445,862